Condensed Financial Information of the Parent Company (Details) - Schedule of Condensed Statements of Cash Flows - Parent Company [Member] - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss)	$ (9,516,577)	$ (1,247,426)	$ (16,851,064)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Provision for doubts accounts	5,795
Equity in loss of subsidiaries	7,394,438	1,147,003	13,721,974
Share-based compensation			391,625
Changes in operating assets and liabilities:
Prepayments and other assets			154,654
Accrued expenses and other current liabilities	502,018	528,266	101,207
Interest payments on unsecured senior notes and short-term bank loan			(676,894)
NET CASH (USED IN) OPERATING ACTIVITIES	(1,614,326)	427,843	(3,158,498)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from private placement offering, net of offering costs	139,339,849		10,017,200
Principal payments on unsecured senior notes			(10,000,000)
Loan to subsidiaries, VIEs and VIE’s subsidiaries	(137,727,716)	(427,862)	(337,695)
Proceeds from related party			2,000,000
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	1,612,133	(427,862)	1,679,505
NET (DECREASE) IN CASH	(2,193)	(19)	(1,478,993)
CASH-beginning of year	4,472	4,491	1,483,484
CASH-end of year	2,279	4,472	4,491
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Cash paid for income tax	24,988	17,549	92,816
Cash paid for interest	$ 111,563	$ 336,593	$ 676,894